Segment reporting - Segment results (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Income Statement
Net interest income	$ 9,127	$ 9,204	$ 9,113
Net fee income	842	818	827
Net wealth management income	218	215	347
Trading income	363	330	387
Other income	40	75	329
Net operating income	10,590	10,642	11,003
Operating expenses	(5,395)	(5,704)	(4,988)
Total operating expenses	(5,395)	(5,704)	(4,988)
Pre-provision profit	5,195	4,938	6,015
Impairment (charges)/benefits	(362)	(258)	(390)
Profit before income tax expense	4,833	4,680	5,625
Income tax (expense)/benefit	(1,491)	(1,484)	(1,620)
Net profit attributable to NCI		(2)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,342	3,194	4,001
Notable items (post tax)	(164)	(351)	178
Balance sheet
Loans	784,839	773,254	749,931
Deposits and other borrowings	702,226	688,168	676,352
Additional disclosures
Reduction to income tax expense (benefit) attributable to the tax impact of Notable Items	62	138	46
Consumer
Additional disclosures
Impairment of assets, including goodwill and other intangible assets	50	3
Business and Wealth
Segment reporting
Maximum exposure per business	200
Group Businesses
Additional disclosures
Impairment of assets, including goodwill and other intangible assets		35
Operating segments | Total
Income Statement
Net interest income	9,351	9,212	9,202
Net fee income	842	818	827
Net wealth management income	218	225	347
Trading income	365	341	409
Other income	40	75	86
Notable items	(226)	(29)	132
Net operating income	10,590	10,642	11,003
Operating expenses	(5,395)	(5,244)	(4,988)
Notable items		(460)
Total operating expenses	(5,395)	(5,704)	(4,988)
Pre-provision profit	5,195	4,938	6,015
Impairment (charges)/benefits	(362)	(258)	(390)
Profit before income tax expense	4,833	4,680	5,625
Income tax (expense)/benefit	(1,491)	(1,484)	(1,620)
Net profit attributable to NCI		(2)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,342	3,194	4,001
Notable items (post tax)	(164)	(351)	178
Balance sheet
Loans	784,839	773,254	749,931
Deposits and other borrowings	702,226	688,168	676,352
Operating segments | Consumer
Income Statement
Net interest income	3,771	3,866	4,311
Net fee income	253	239	265
Other income	2	12	8
Net operating income	4,026	4,117	4,584
Operating expenses	(2,330)	(2,307)	(2,145)
Notable items		(202)
Total operating expenses	(2,330)	(2,509)	(2,145)
Pre-provision profit	1,696	1,608	2,439
Impairment (charges)/benefits	(144)	(13)	(166)
Profit before income tax expense	1,552	1,595	2,273
Income tax (expense)/benefit	(470)	(484)	(682)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,082	1,111	1,591
Notable items (post tax)		(148)
Balance sheet
Loans	502,354	492,716	479,750
Deposits and other borrowings	321,255	308,342	293,508
Operating segments | Business and Wealth
Income Statement
Net interest income	2,616	2,573	2,419
Net fee income	185	188	172
Net wealth management income	189	195	230
Trading income	30	26	21
Other income	5	6	6
Notable items		(88)
Net operating income	3,025	2,900	2,848
Operating expenses	(1,302)	(1,301)	(1,244)
Notable items		(64)
Total operating expenses	(1,302)	(1,365)	(1,244)
Pre-provision profit	1,723	1,535	1,604
Impairment (charges)/benefits	(95)	(172)	(85)
Profit before income tax expense	1,628	1,363	1,519
Income tax (expense)/benefit	(485)	(409)	(442)
Net profit attributable to NCI		(1)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,143	953	1,073
Notable items (post tax)		(107)
Balance sheet
Loans	96,923	95,548	93,665
Deposits and other borrowings	140,634	140,536	142,773
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	1,090	1,019	907
Net fee income	335	301	295
Trading income	313	317	375
Other income	18	45	34
Net operating income	1,756	1,682	1,611
Operating expenses	(698)	(679)	(619)
Notable items		(15)
Total operating expenses	(698)	(694)	(619)
Pre-provision profit	1,058	988	992
Impairment (charges)/benefits	(101)	(91)	4
Profit before income tax expense	957	897	996
Income tax (expense)/benefit	(268)	(256)	(287)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	689	641	709
Notable items (post tax)		(10)
Balance sheet
Loans	92,983	92,568	84,697
Deposits and other borrowings	115,296	116,052	113,453
Operating segments | Westpac New Zealand
Income Statement
Net interest income	1,171	1,171	1,146
Net fee income	86	94	83
Net wealth management income	19	17	16
Trading income	20	15	18
Other income	(3)	(2)	(1)
Notable items	(6)
Net operating income	1,287	1,295	1,262
Operating expenses	(646)	(613)	(573)
Notable items		(9)
Total operating expenses	(646)	(622)	(573)
Pre-provision profit	641	673	689
Impairment (charges)/benefits	(22)	18	(142)
Profit before income tax expense	619	691	547
Income tax (expense)/benefit	(174)	(196)	(154)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	445	495	393
Notable items (post tax)	(4)	(7)
Balance sheet
Loans	92,586	92,488	91,943
Deposits and other borrowings	74,792	76,544	77,321
Operating segments | Group Businesses
Income Statement
Net interest income	703	583	419
Net fee income	(17)	(4)	12
Net wealth management income	10	13	101
Trading income	2	(17)	(5)
Other income	18	14	39
Notable items	(220)	59	132
Net operating income	496	648	698
Operating expenses	(419)	(344)	(407)
Notable items		(170)
Total operating expenses	(419)	(514)	(407)
Pre-provision profit	77	134	291
Impairment (charges)/benefits			(1)
Profit before income tax expense	77	134	290
Income tax (expense)/benefit	(94)	(139)	(55)
Net profit attributable to NCI		(1)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(17)	(6)	235
Notable items (post tax)	(160)	(79)	178
Balance sheet
Loans	(7)	(66)	(124)
Deposits and other borrowings	50,249	46,694	49,297
Notable Items (pre-tax)
Income Statement
Net interest income	(224)	(8)	(89)
Net wealth management income		(10)
Trading income	(2)	(11)	(22)
Other income			243
Notable items	$ 226	29	$ (132)
Operating expenses		(460)
Notable items		$ 460